Borrowings and derivative financial instrument - Other borrowings (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	R 36,618	R 22,728	R 20,298
Loans raised	8,278	14,431	8,000
Loans repaid	(3,335)	(1,323)	(8,003)
Accrued interest	1,946	1,192	1,046
Accrued interest paid	(1,947)	(1,175)	(1,061)
Borrowings acquired on acquisition of subsidiary	84	6	39
Loss/(gain) on foreign exchange differences	215	(1,973)	(616)
Balance at end of the year	41,687	36,618	22,728
Current portion of balance	(552)	(11,672)	(122)
Non-current portion of borrowings	41,135	24,946	22,606
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	40	42	0
Loans raised	1,660	303	0
Loans repaid	(1,335)	(323)	(3)
Accrued interest	28	6	0
Accrued interest paid	(29)	(6)	0
Borrowings acquired on acquisition of subsidiary	84	6	39
Loss/(gain) on foreign exchange differences	(24)	12	6
Balance at end of the year	424	40	42
Current portion of balance	(328)	(11)	(8)
Non-current portion of borrowings	R 96	R 29	R 34